Pro Forma Consolidated Balance Sheet (USD $)	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 66,769	$ 62,645
Tax refund receivable	147,997	242,016
TOTAL ASSETS	214,766	304,661
CURRENT LIABILITIES
Accrued expenses	469,700	374,476
Demand note payable	60,000	0
Derivative liability	10,800	27,000
Total current liabilities	540,500	401,476
Convertible note payable, net	73,980	0
TOTAL LIABILITIES	614,480	401,476
Commitments and Contingencies
EQUITY (DEFICIT)
Members' deficit		36,469
Series A preferred stock, $.001 par value, 20,000,000 shares authorized, 4,000,000 shares issued and outstanding	4,000
Common stock, $.001 par value, 100,000,000 shares authorized, 14,496,561 shares issued and outstanding.	14,497
Common stock subscription and interest receivable	(721,782)
Additional paid-in capital	14,265,710
Total stockholders' deficit	(390,045)	(36,469)
Noncontrolling interest	(9,669)	(60,346)
TOTAL DEFICIT	(399,714)	(96,815)
TOTAL LIABILITIES AND DEFICIT	214,766	304,661
After Proforma Adjustment [Member]
CURRENT ASSETS
Cash and cash equivalents	66,769
Tax refund receivable	147,997
TOTAL ASSETS	214,766
CURRENT LIABILITIES
Accrued expenses	469,700
Demand note payable	60,000
Derivative liability	10,800
Total current liabilities	540,500
Convertible note payable, net	73,980
TOTAL LIABILITIES	614,480
EQUITY (DEFICIT)
Members' deficit	0
Series A preferred stock, $.001 par value, 20,000,000 shares authorized, 4,000,000 shares issued and outstanding	4,000
Common stock, $.001 par value, 100,000,000 shares authorized, 14,496,561 shares issued and outstanding.	14,497
Common stock subscription and interest receivable	(721,782)
Additional paid-in capital	14,265,710
Deficit accumulated during development stage	(13,952,470)
Total stockholders' deficit	(390,045)
Noncontrolling interest	(9,669)
TOTAL DEFICIT	(399,714)
TOTAL LIABILITIES AND DEFICIT	214,766
Before Proforma Adjustment [Member]
CURRENT ASSETS
Cash and cash equivalents	66,769
Tax refund receivable	147,997
TOTAL ASSETS	214,766
CURRENT LIABILITIES
Accrued expenses	469,700
Demand note payable	60,000
Derivative liability	10,800
Total current liabilities	540,500
Convertible note payable, net	73,980
TOTAL LIABILITIES	614,480
EQUITY (DEFICIT)
Members' deficit	(390,045)
Total stockholders' deficit	(390,045)
Noncontrolling interest	(9,669)
TOTAL DEFICIT	(399,714)
TOTAL LIABILITIES AND DEFICIT	214,766
Predecessor [Member]
EQUITY (DEFICIT)
TOTAL DEFICIT	(399,714)	(96,815)
Scenario, Previously Reported [Member]
CURRENT ASSETS
TOTAL ASSETS	259,548	312,588
CURRENT LIABILITIES
TOTAL LIABILITIES	614,480	401,476
EQUITY (DEFICIT)
Total stockholders' deficit	(354,786)	(31,190)
Noncontrolling interest	(146)	(57,698)
Restatement Adjustment [Member]
CURRENT ASSETS
Cash and cash equivalents	0
Tax refund receivable	0
TOTAL ASSETS	0
CURRENT LIABILITIES
Accrued expenses	0
Demand note payable	0
Derivative liability	0
Total current liabilities	0
Convertible note payable, net	0
TOTAL LIABILITIES	0
EQUITY (DEFICIT)
Members' deficit	390,045
Series A preferred stock, $.001 par value, 20,000,000 shares authorized, 4,000,000 shares issued and outstanding	4,000
Common stock, $.001 par value, 100,000,000 shares authorized, 14,496,561 shares issued and outstanding.	14,497
Common stock subscription and interest receivable	(721,782)
Additional paid-in capital	14,265,710
Deficit accumulated during development stage	(13,952,470)
Total stockholders' deficit	0
Noncontrolling interest	0
TOTAL DEFICIT	0
TOTAL LIABILITIES AND DEFICIT	$ 0